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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file

number	811-02699

AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (713) 626-1919

Date of fiscal year end:         12/31

Date of reporting period:         9/30/12

Item 1.  Schedule of Investments.

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	IBRR-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2012

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–(a)99.54%

	% of Net Assets 09/30/12	Value 12/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 09/30/12	Value 09/30/12
Asset Allocation Funds–59.60%
Invesco Balanced Risk Allocation Fund – Class R6(b)(c)	59.60%	$24,880,657	$2,684,738	$(1,720,820)	$2,534,642	$242,805	$—	2,173,274	$28,622,022
Money Market Funds–39.94%
Liquid Assets Portfolio – Institutional Class	19.97%	8,246,508	4,834,609	(3,488,428)	—	—	10,903	9,592,689	9,592,689
Premier Portfolio – Institutional Class	19.97%	8,246,508	4,834,608	(3,488,428)	—	—	8,294	9,592,688	9,592,688

Total Money Market Funds		16,493,016	9,669,217	(6,976,856)	—	—	19,197	19,185,377	19,185,377

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $42,947,183)	99.54%	$41,373,673	$12,353,955	$(8,697,676)	$2,534,642	$242,805	$19,197		$47,807,399

OTHER ASSETS LESS LIABILITIES	0.46%								216,857

NET ASSETS	100.00%								$48,024,256

Invesco Balanced-Risk Retirement 2020 Fund

Schedule of Investments in Affiliated Issuers–(a)101.44%

	% of Net Assets 09/30/12	Value 12/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 09/30/12	Value 09/30/12
Asset Allocation Funds–91.18%
Invesco Balanced Risk Allocation Fund – Class R6(b)(c)	91.18%	$57,992,978	$21,422,725	$(3,646,237)	$6,964,071	$388,405	$—	7,448,646	$83,121,942
Money Market Funds–10.26%
Liquid Assets Portfolio – Institutional Class	5.13%	1,871,475	13,154,354	(10,353,895)	—	—	3,634	4,671,934	4,671,934
Premier Portfolio – Institutional Class	5.13%	1,871,475	13,154,353	(10,353,895)	—	—	2,754	4,671,933	4,671,933

Total Money Market Funds		3,742,950	26,308,707	(20,707,790)	—	—	6,388	9,343,867	9,343,867

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $80,478,726)	101,44%	$61,735,928	$47,731,432	$(24,354,027)	$6,964,071	$388,405	$6,388		$92,465,809

OTHER ASSETS LESS LIABILITIES	(1.44)%								(1,308,360)

NET ASSETS	100.00%								$91,157,449

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective September 24, 2012 the Fund began investing in Class R6 shares.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Schedule of Investments-(continued)

September 30, 2012

(Unaudited)

Invesco Balanced-Risk Retirement 2030 Fund

Schedule of Investments in Affiliated Issuers–(a)101.62%

	% of Net Assets 09/30/12	Value 12/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/12	Value 09/30/12
Asset Allocation Funds–99.92%
Invesco Balanced Risk Allocation Fund – Class R6(b)(c)	99.92%	$54,793,262	$31,133,218	$(462,825)	$7,766,532	$—	$—	8,116,221	$93,230,187
Money Market Funds–1.70%
Liquid Assets Portfolio – Institutional Class	0.85%	245,091	13,945,493	(13,394,362)	—	—	396	796,222	796,222
Premier Portfolio – Institutional Class	0.85%	245,091	13,945,493	(13,394,363)	—	—	300	796,221	796,221

Total Money Market Funds		490,182	27,890,986	(26,788,725)	—	—	696	1,592,443	1,592,443

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $82,572,505)	101.62%	$55,283,444	$59,024,204	$(27,251,550)	$7,766,532	$—	$696		$94,822,630

OTHER ASSETS LESS LIABILITIES	(1.62)%								(1,520,800)

NET ASSETS	100.00%								$93,301,830

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–(a)103.29%

	% of Net Assets 09/30/12	Value 12/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/12	Value 09/30/12
Asset Allocation Funds–100.23%
Invesco Balanced Risk Allocation Fund – Class R6(b)	100.23%	$27,237,168	$20,054,574	$—	$4,163,661	$—	$—	5,119,770	$51,455,403
Money Market Funds–3.06%
Liquid Assets Portfolio – Institutional Class	1.53%	134,469	8,246,077	(7,596,469)	—	—	227	784,077	784,077
Premier Portfolio – Institutional Class	1.53%	134,468	8,246,077	(7,596,468)	—	—	173	784,077	784,077

Total Money Market Funds		268,937	16,492,154	(15,192,937)	—	—	400	1,568,154	1,568,154

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $46,616,562)	103.29%	$27,506,105	$36,546,728	$(15,192,937)	$4,163,661	$—	$400		$53,023,557

OTHER ASSETS LESS LIABILITIES	(3.29)%								(1,685,172)

NET ASSETS	100.00%								$51,338,385

Notes	to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective September 24, 2012 the Fund began investing in Class R6 shares.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Schedule of Investments

September 30, 2012

(Unaudited)

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers–(a)101.77%

	% of Net Assets 09/30/12	Value 12/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 09/30/12	Value 09/30/12
Asset Allocation Funds–100.09%
Invesco Balanced Risk Allocation Fund – Class R6(b)(c)	100.09%	$13,898,204	$11,958,600	$(279,498)	$2,269,162	$34,241	$—	2,420,479	$27,880,709
Money Market Funds–1.68%
Liquid Assets Portfolio – Institutional Class	0.84%	47,505	5,450,154	(5,264,781)	—	—	126	232,878	232,878
Premier Portfolio – Institutional Class	0.84%	47,505	5,450,153	(5,264,781)	—	—	96	232,877	232,877

Total Money Market Funds		95,010	10,900,307	(10,529,562)	—	—	222	465,755	465,755

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $25,238,022)	101.77%	$13,993,214	$22,858,907	$(10,809,060)	$2,269,162	$34,241	$222		$28,346,464

OTHER ASSETS LESS LIABILITIES	(1.77)%								(491,109)

NET ASSETS	100.00%								$27,855,355

Notes to Schedule of Investments:

(a)

Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. Effective September 25, 2012 the Fund began investing in Class R6 shares.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective September 24, 2012 the Fund began investing in Class R6 shares.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Balanced-Risk Retirement Funds

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Balanced-Risk Retirement Funds

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total
Invesco Balanced-Risk Retirement Now Fund	$47,807,399	$—	$—	$47,807,399
Invesco Balanced-Risk Retirement 2020 Fund	92,465,809	—	—	92,465,809
Invesco Balanced-Risk Retirement 2030 Fund	94,822,630	—	—	94,822,630
Invesco Balanced-Risk Retirement 2040 Fund	53,023,557	—	—	53,023,557
Invesco Balanced-Risk Retirement 2050 Fund	28,346,464	—	—	28,346,464

NOTE 3 — Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation of investments for tax purposes are as follows:

	For the nine months ended September 30,		At September 30, 2012
	2012*		Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation
Invesco Balanced-Risk Retirement Now Fund	$2,684,738	$1,720,820	$42,949,225	$4,858,174	$—	$4,858,174
Invesco Balanced-Risk Retirement 2020 Fund	21,422,725	3,646,237	80,507,098	11,958,711	—	11,958,711
Invesco Balanced-Risk Retirement 2030 Fund	31,133,218	462,825	82,634,712	12,187,918	—	12,187,918
Invesco Balanced-Risk Retirement 2040 Fund	20,054,574	—	46,671,444	6,352,113	—	6,352,113
Invesco Balanced-Risk Retirement 2050 Fund	11,958,600	279,498	25,279,081	3,067,383	—	3,067,383

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Balanced-Risk Retirement Funds

Invesco Convertible Securities Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	MS-CSEC-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Principal Amount	Value
Bonds and Notes–77.16%
Air Freight & Logistics–0.22%
XPO Logistics Inc., Sr. Unsec. Conv. Notes, 4.50%, 10/01/17	$2,000,000	$1,987,500

Alternative Carriers–1.54%
Level 3 Communications Inc., Sr. Unsec. Conv. Notes, 6.50%, 10/01/16	1,400,000	2,019,500
tw telecom inc., Sr. Unsec. Conv. Deb., 2.38%, 04/01/13(b)	8,525,000	12,105,500

		14,125,000

Aluminum–0.22%
Kaiser Aluminum Corp., Sr. Unsec. Conv. Notes, 4.50%, 04/01/15	1,500,000	2,025,900

Apparel, Accessories & Luxury Goods–1.09%
Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Notes, 2.50%, 06/01/16(c)	10,000,000	9,987,500

Application Software–3.42%
Concur Technologies Inc., Sr. Unsec. Conv. Notes, 2.50%, 04/15/15(c)	3,650,000	5,554,844
Mentor Graphics Corp, Unsec. Sub. Conv. Deb., 4.00%, 04/01/18(b)	5,350,000	6,038,812
Nuance Communications Inc., Sr. Unsec. Conv. Deb., 2.75%, 11/01/17(b)(c)	8,150,000	9,459,094
TIBCO Software Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/05/17(b)(c)	10,000,000	10,300,000

		31,352,750

Asset Management & Custody Banks–2.37%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(b)	8,010,000	8,966,194
Ares Capital Corp., Sr. Unsec. Conv. Notes, 5.75%, 02/01/16	1,000,000	1,067,500
5.75%, 02/01/16(c)	6,000,000	6,405,000
Janus Capital Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 07/15/14	5,000,000	5,315,625

		21,754,319

Automobile Manufacturers–0.28%
Ford Motor Co., Sr. Unsec. Conv. Notes, 4.25%, 11/15/16	1,834,000	2,538,944

	Principal Amount	Value
Biotechnology–7.30%
Amgen Inc., Series B, Sr. Unsec. Conv. Notes, 0.38%, 02/01/13	$7,500,000	$8,381,250
BioMarin Pharmaceutical Inc., Sr. Sub. Conv. Notes, 1.88%, 04/23/17	3,081,000	6,433,513
Cubist Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 2.50%, 11/01/17	3,300,000	5,770,875
Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	4,752,000	3,180,870
Exelixis Inc., Sr. Unsec. Sub. Conv. Notes, 4.25%, 08/15/19	2,000,000	2,095,000
Gilead Sciences Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	10,656,000	16,723,260
Isis Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 2.75%, 10/01/19(c)	5,000,000	5,750,000
Medivation Inc., Sr. Unsec. Conv. Notes, 2.63%, 04/01/17	6,000,000	8,103,750
Theravance Inc., Unsec. Sub. Conv. Notes, 3.00%, 01/15/15	3,300,000	3,964,125
Vertex Pharmaceuticals Inc., Sr. Unsec. Sub. Conv. Notes, 3.35%, 10/01/15	5,050,000	6,511,344

		66,913,987

Broadcasting–0.75%
Central European Media Enterprises Ltd. (Czech Republic), Jr. Sec. Gtd. Conv. Global Bonds, 5.00%, 11/15/15	4,100,000	3,895,000
Liberty Interactive LLC, Sr. Unsec. Conv. Notes, 3.25%, 03/15/31	3,150,000	2,980,688

		6,875,688

Cable & Satellite–0.38%
XM Satellite Radio Inc., Sr. Gtd. Sub. Conv. Notes, 7.00%, 12/01/14(c)	2,200,000	3,460,875

Casinos & Gaming–1.31%
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	11,545,000	12,028,447

Coal & Consumable Fuels–0.69%
Alpha Appalachia Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 3.25%, 08/01/15	3,000,000	2,782,500
Alpha Natural Resources Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/15/15	4,000,000	3,520,000

		6,302,500

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value
Communications Equipment–0.94%
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 03/15/15(c)	$5,705,000	$6,168,531
Ixia, Sr. Unsec. Conv. Notes, 3.00%, 12/15/15	2,067,000	2,423,558

		8,592,089

Computer Storage & Peripherals–2.64%
EMC Corp., Series B, Sr. Unsec. Conv. Notes, 1.75%, 12/01/13	5,425,000	9,341,172
NetApp Inc., Sr. Unsec. Conv. Notes, 1.75%, 06/01/13	3,255,000	3,722,906
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.50%, 08/15/17	9,800,000	11,141,375

		24,205,453

Construction & Engineering–0.53%
MasTec Inc., Sr. Unsec. Gtd. Conv. Notes, 4.00%, 06/15/14	3,500,000	4,880,313

Construction & Farm Machinery & Heavy Trucks–2.21%
Greenbrier Cos Inc., Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	6,510,000	5,911,894
Navistar International Corp., Sr. Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	8,000,000	7,135,000
Terex Corp., Sr. Unsec. Gtd. Sub. Conv. Notes, 4.00%, 06/01/15	2,000,000	3,176,250
Wabash National Corp., Sr. Unsec. Conv. Notes, 3.38%, 05/01/18	4,000,000	4,020,000

		20,243,144

Construction Materials–1.03%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Global Notes, 3.25%, 03/15/16	3,500,000	3,471,562
Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	6,000,000	5,973,750

		9,445,312

Consumer Finance–0.64%
DFC Global Corp., Sr. Unsec. Conv. Notes, 3.25%, 04/15/17(c)	5,500,000	5,874,688

Data Processing & Outsourced Services–1.33%
Alliance Data Systems Corp., Sr. Unsec. Conv. Notes, 1.75%, 08/01/13	6,730,000	12,214,950

Diversified Metals & Mining–0.69%
RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 12/01/15	6,000,000	6,296,250

Electrical Components & Equipment–0.74%
EnerSys, Sr. Unsec. Conv. Notes, 3.38%, 06/01/15(b)(d)	4,012,000	4,618,815
General Cable Corp., Unsec. Sub. Conv. Global Notes, 0.38%, 11/15/29(e)	2,000,000	2,150,000

		6,768,815

	Principal Amount	Value
Electronic Manufacturing Services–0.73%
TTM Technologies Inc., Sr. Unsec. Conv. Notes, 3.25%, 05/15/15	$6,550,000	$6,664,625

Environmental & Facilities Services–0.77%
Covanta Holding Corp., Sr. Unsec. Conv. Notes, 3.25%, 06/01/14	6,000,000	7,031,250

Gold–1.25%
Royal Gold Inc., Sr. Unsec. Conv. Notes, 2.88%, 06/15/19	9,400,000	11,415,125

Health Care Equipment–5.68%
HeartWare International Inc., Sr. Unsec. Conv. Notes, 3.50%, 12/15/17	5,500,000	6,727,187
Hologic Inc., Sr. Unsec. Conv. Notes, 2.00%, 12/15/16(b)(d)	8,000,000	9,010,000
Insulet Corp., Sr. Unsec. Conv. Notes, 3.75%, 06/15/16	4,500,000	5,028,750
Integra Lifesciences Holdings Corp., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 12/15/16	8,500,000	8,701,875
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	5,500,000	5,276,563
Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	8,200,000	10,362,750
Wright Medical Group Inc., Sr. Unsec. Conv. Notes, 2.00%, 08/15/17(c)	6,250,000	6,917,969

		52,025,094

Health Care Facilities–1.86%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	9,100,000	10,015,687
LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	6,400,000	6,988,000

		17,003,687

Health Care Services–1.73%
Chemed Corp., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 05/15/14	6,441,000	6,819,409
Omnicare Inc., Sr. Unsec. Sub. Gtd. Conv. Notes, 3.75%, 04/01/42	9,147,000	8,998,361

		15,817,770

Home Entertainment Software–1.00%
Electronic Arts Inc., Sr. Unsec. Conv. Notes, 0.75%, 07/15/16	10,000,000	9,175,000

Homebuilding–1.64%
DR Horton Inc., Sr. Unsec. Gtd. Conv. Notes, 2.00%, 05/15/14	2,000,000	3,285,000
Lennar Corp., Sr. Unsec. Gtd. Conv. Notes, 2.75%, 12/15/15(b)(c)	2,850,000	4,828,969
Ryland Group Inc. (The), Sr. Unsec. Gtd. Conv. Notes, 1.63%, 05/15/18	3,000,000	3,600,000
Standard Pacific Corp., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 08/01/17(b)	3,000,000	3,315,000

		15,028,969

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value
Housewares & Specialties–0.56%
Jarden Corp., Sr. Gtd. Sub. Conv. Notes, 1.88%, 09/15/18(c)	$5,000,000	$5,162,500

Industrial Machinery–0.57%
Chart Industries Inc., Sr. Unsec. Sub. Conv. Notes, 2.00%, 08/01/18	4,000,000	5,245,000

Industrial REIT’s–0.42%
ProLogis, Sr. Unsec. Gtd. Conv. Notes., 3.25%, 03/15/15	3,400,000	3,831,375

Internet Retail–0.82%
priceline.com Inc., Sr. Unsec. Notes, 1.00%, 03/15/18(c)	7,000,000	7,551,250

Internet Software & Services–3.59%
Dealer Track Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 03/15/17(c)	6,500,000	6,808,750
Equinix Inc., Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	7,800,000	15,375,750
VeriSign Inc., Jr. Unsec. Sub. Conv. Global Notes, 3.25%, 08/15/37	7,005,000	10,713,272

		32,897,772

Investment Banking & Brokerage–0.32%
Jefferies Group, Inc., Sr. Unsec. Conv. Notes, 3.88%, 11/01/17(b)	3,000,000	2,906,250

Leisure Products–0.33%
Callaway Goft Co., Sr. Unsec. Conv. Notes, 3.75%, 08/15/19(c)	3,000,000	3,054,375

Life & Health Insurance–0.59%
American Equity Investment Life Holding Co., Sr. Unsec. Conv. Notes, 3.50%, 09/15/15(c)	4,700,000	5,399,125

Life Sciences Tools & Services–0.88%
Illumina Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/16(c)	7,500,000	7,026,562
Sequenom Inc., Sr. Unsec. Conv. Notes, 5.00%, 10/01/17(c)	1,000,000	1,036,875

		8,063,437

Metal & Glass Containers–0.25%
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 06/01/15(c)	2,300,000	2,265,500

Mortgage REIT’s–0.22%
Annaly Capital Management Inc., Sr. Unsec. Conv. Notes, 5.00%, 05/15/15	2,000,000	2,053,750

Movies & Entertainment–0.76%
Liberty Interractive LLC, Sr. Unsec. Conv. Notes, 3.13%, 03/30/13(b)	4,900,000	6,921,250

	Principal Amount	Value
Office REIT’s–0.57%
SL Green Operating Partnership L.P., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 10/15/17(c)	$4,500,000	$5,200,313

Oil & Gas Equipment & Services–2.01%
Exterran Holdings Inc., Sr. Unsec. Conv. Notes, 4.25%, 06/15/14	3,500,000	3,961,562
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(b)	6,600,000	7,363,125
Hornbeck Offshore Services Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 09/01/19(c)	7,000,000	7,065,625

		18,390,312

Oil & Gas Exploration & Production–2.08%
Cheapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 2.50%, 05/15/17(b)	4,900,000	4,425,312
2.75%, 11/15/15(b)	3,300,000	3,157,688
Goodrich Petroleum Corp., Sr. Unsec. Conv. Notes, 5.00%, 10/01/14(b)	5,600,000	5,274,500
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17(c)	6,500,000	6,219,687

		19,077,187

Packaged Foods & Meats–0.79%
Smithfield Foods Inc., Sr. Unsec. Conv. Notes, 4.00%, 06/30/13	6,800,000	7,280,250

Pharmaceuticals–3.28%
Akorn Inc., Sr. Unsec. Conv. Notes, 3.50%, 06/01/16	4,000,000	6,672,500
Endo Health Solutions, Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	4,000,000	4,892,500
Medicines Co./The, Sr. Unsec. Conv. Notes, 1.38%, 06/01/17(c)	4,000,000	4,515,000
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19(c)	8,000,000	7,790,000
Viropharma Inc., Sr. Unsec. Conv. Notes, 2.00%, 03/15/17	3,500,000	6,166,562

		30,036,562

Semiconductor Equipment–2.16%
Lam Research Corp., Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	10,800,000	10,489,500
Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	3,500,000	3,904,688
Photronics Inc., Sr. Unsec. Conv. Notes, 3.25%, 04/01/16	5,525,000	5,400,687

		19,794,875

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value
Semiconductors–3.95%
Advanced Micro Devices Inc., Sr. Unsec. Conv. Global Notes, 6.00%, 05/01/15	$1,907,000	$1,947,524
Intel Corp., Jr. Unsec. Sub. Conv. Deb., 2.95%, 12/15/35(c)	1,300,000	1,420,250
2.95%, 12/15/35	6,476,000	7,075,030
Linear Technology Corp., Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(b)	8,075,000	8,403,047
Micron Technology Inc., Sr. Unsec. Conv. Notes, 1.50%, 08/01/18(b)	6,000,000	5,426,250
SunPower Corp., Sr. Unsec. Conv. Notes, 4.75%, 04/15/14	4,850,000	4,619,625
Xilinx Inc., Sr. Unsec. Conv. Notes, 2.63%, 06/15/17	5,530,000	7,265,037

		36,156,763

Specialized Finance–0.79%
Air Lease Corp., Sr. Unsec. Conv. Notes, 3.88%, 12/01/18(c)	7,800,000	8,136,375

Specialized REIT’s–0.58%
Rayonier TRS Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 4.50%, 08/15/15(c)	3,500,000	5,280,625

Steel–2.25%
ArcelorMittal (Luxembourg), Sr. Unsec. Conv. Notes, 5.00%, 05/15/14	6,050,000	6,201,250
Steel Dynamics Inc., Sr. Unsec. Gtd. Conv. Notes, 5.13%, 06/15/14	7,900,000	8,299,937
United States Steel Corp., Sr. Unsec. Conv. Notes, 4.00%, 05/15/14	6,000,000	6,093,750

		20,594,937

Systems Software–0.91%
Microsoft Corp., Sr. Unsec. Conv. Notes, 0%, 06/15/13(c)(f)	3,150,000	3,295,688
Symantec Corp., Series B, Sr. Unsec. Conv. Global Notes, 1.00%, 06/15/13	4,650,000	5,059,781

		8,355,469

Thrifts & Mortgage Finance–0.40%
Radian Group Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/15/17	5,000,000	3,671,875

Trading Companies & Distributors–0.88%
Kaman Corp., Sr. Unsec. Conv. Notes, 3.25%, 11/15/17(c)	1,235,000	1,541,434
Titan Machinery Inc., Sr. Unsec. Conv. Notes, 3.75%, 05/01/19(c)	3,000,000	2,645,625
United Rentals Inc., Sr. Unsec. Conv. Notes, 4.00%, 11/15/15	1,000,000	3,009,375

		7,196,434

Trucking–0.98%
Avis Budget Group Inc., Sr. Unsec. Conv. Notes, 3.50%, 10/01/14	7,365,000	9,026,728

	Principal Amount	Value
Wireless Telecommunication Services–1.24%
SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	$7,435,000	$11,338,375

Total Bonds and Notes (Cost $650,202,661)		706,924,608

	Shares
Preferred Stocks–15.45%
Aerospace & Defense–0.77%
United Technologies Corp., $3.75 Conv. Pfd.	125,000	7,012,500

Asset Management & Custody Banks–0.30%
AMG Capital Trust II, $2.58 Conv. Pfd.	58,000	2,707,875

Automobile Manufacturers–0.77%
General Motors Co., Series B, $2.38 Conv. Pfd.	188,750	7,036,600

Diversified Banks–4.18%
Bank of America Corp., Series L, $72.50 Conv. Pfd.	12,900	14,061,000
Citigroup Inc., $7.50 Conv. Pfd.	92,900	9,009,442
Wells Fargo & Co. -Class A, Series L, $75.00 Conv. Pfd.	12,300	15,227,400

		38,297,842

Electric Utilities–0.99%
PPL Corp., $4.38 Conv. Pfd.	33,500	1,832,450
$4.75 Conv. Pfd.	135,300	7,245,315

		9,077,765

Health Care Facilities–0.68%
HealthSouth Corp., Series A, $65.00 Conv. Pfd.	5,700	6,225,113

Health Care Services–0.42%
Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	82,133	3,821,648

Industrial Machinery–0.99%
Stanley Black & Decker Inc., $4.75 Conv. Pfd.	72,500	9,107,450

Life & Health Insurance–0.74%
MetLife Inc., $2.50 Conv. Pfd.	98,400	6,793,536

Multi-Line Insurance–0.60%
Hartford Financial Services Group Inc., Series F, $1.81 Conv. Pfd.	289,400	5,527,540

Oil & Gas Exploration & Production–0.83%
Apache Corp., Series D, $3.00 Conv. Pfd.	157,200	7,647,780

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Shares	Value
Railroads–0.79%
Genesee & Wyoming Inc., $5.00 Conv. Pfd.	70,000	$7,270,900

Regional Banks–1.26%
KeyCorp, Series A, $7.75 Conv. Pfd.	18,000	2,227,500
Wintrust Financial Corp., $3.75 Conv. Pfd.	147,300	8,230,388
Class C, $50.00 Conv. Pfd.	1,000	1,055,250

		11,513,138

Research & Consulting Services–0.85%
Nielsen Holdings N.V., $3.13 Conv. Pfd.	138,120	7,782,206

Tires & Rubber–0.69%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	144,000	6,360,480

Trucking–0.59%
2010 Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd. (c)	606,100	5,406,048

Total Preferred Stocks (Cost $139,666,622)		141,588,421

Common Stocks–1.44%
Biotechnology–0.92%
Alexion Pharmaceuticals, Inc. (g)	73,464	8,404,281

Wireless Telecommunication Services–0.52%
Crown Castle International Corp. (g)	75,336	4,829,038

Total Common Stocks (Cost $4,347,509)		13,233,319

Money Market Funds–3.86%
Liquid Assets Portfolio – Institutional Class (h)	17,659,162	17,659,162
Premier Portfolio – Institutional Class (h)	17,659,162	17,659,162

Total Money Market Funds (Cost $35,318,324)		35,318,324

TOTAL INVESTMENTS–97.91% (Cost $829,535,116)		897,064,672

OTHER ASSETS LESS LIABILITIES–2.09%		19,165,835

NET ASSETS–100.00%		$916,230,507

Investment Abbreviations:

Conv.	—	Convertible
Deb.	—	Debentures
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2012 was $171,529,077, which represented 18.72% of the Fund’s Net Assets.

(d)	Step coupon bond. Rate shown is the rate in effect on September 30, 2012.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Zero coupon bond.
(g)	Non-income producing security.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Convertible Securities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Equity Securities	$158,733,185	$31,406,879	$—	$190,140,064
Corporate Debt Securities	—	706,924,608	—	706,924,608

Total Investments	$158,733,185	$738,331,487	$—	$897,064,672

Invesco Convertible Securities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $321,609,686 and $332,657,136, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$86,741,129
Aggregate unrealized (depreciation) of investment securities	(23,630,105)

Net unrealized appreciation of investment securities	$63,111,024

Cost of investments for tax purposes is $833,953,648.

Invesco Convertible Securities Fund

Invesco Allocation Funds

Invesco Conservative Allocation Fund

Invesco Growth Allocation Fund

Invesco Moderate Allocation Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	AAS-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2012

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers—100.03%(a)

	% of Net Assets 09/30/12	Value 12/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation		Realized Gain (Loss)	Dividend Income	Shares 09/30/12	Value 09/30/12
Asset Allocation Funds—13.46%
Invesco Balanced-Risk Allocation Fund	9.47%	$27,965,029	$1,062,511	$(657,823)	$2,996,081		$61,339	$—	2,386,267	$31,427,137
Invesco Balanced-Risk Commodity Strategy Fund (b)	3.99%	11,782,064	1,598,316	(1,570,198)	1,324,573		96,090	—	1,173,988	13,230,845

Total Asset Allocation Funds		39,747,093	2,660,827	(2,228,021)	4,320,654		157,429	—		44,657,982

Domestic Equity Funds—19.34%
Invesco American Franchise Fund (b)	3.90%	11,477,896	1,454,047	(1,832,382)	1,656,960		166,291	—	1,004,103	12,922,812
Invesco Charter Fund	2.72%	8,160,396	526,110	(654,701)	943,002		64,251	—	489,127	9,039,058
Invesco Comstock Fund	2.55%	7,633,540	639,167	(928,822)	1,012,362		115,367	116,415	486,315	8,471,614
Invesco Diversified Dividend Fund	4.18%	12,590,644	618,462	(1,030,166)	1,575,698		108,395	207,288	1,029,178	13,863,033
Invesco Endeavor Fund (b)	2.06%	6,326,491	631,819	(976,742)	683,807		174,076	—	367,910	6,839,451
Invesco Growth and Income Fund	2.15%	6,504,384	339,553	(558,919)	789,998		70,155	85,891	339,599	7,145,171
Invesco Small Cap Equity Fund (b)	1.78%	5,342,125	490,763	(557,653)	519,291		94,431	—	417,656	5,888,957

Total Domestic Equity Funds		58,035,476	4,699,921	(6,539,385)	7,181,118		792,966	409,594		64,170,096

Fixed-Income Funds—54.00%
Invesco Core Plus Bond Fund	24.36%	75,409,626	7,667,544	(5,254,812)	3,094,985		(91,432)	2,475,751	7,361,194	80,825,911
Invesco Emerging Market Local Currency Debt Fund	3.30%	8,963,952	2,126,211	(1,052,075)	951,149		(64,845)	318,964	1,111,332	10,924,392
Invesco Floating Rate Fund	5.45%	16,740,960	1,499,980	(888,994)	746,117		(31,672)	684,794	2,307,330	18,066,391
Invesco High Yield Fund	4.94%	15,168,622	945,449	(991,645)	1,301,113		(34,129)	744,289	3,776,362	16,389,410
Invesco Premium Income Fund	3.95%	12,346,639	1,189,034	(1,309,784)	858,127		24,402	502,860	1,213,742	13,108,418
PowerShares 1-30 Laddered Treasury Portfolio—ETF	12.00%	38,158,744	5,816,197	(5,107,191)	544,423		527,652	556,922	1,201,000	39,813,150

Total Fixed-Income Funds		166,788,543	19,244,415	(14,604,501)	7,495,914		329,976	5,283,580		179,127,672

Foreign Equity Funds—11.05%
Invesco Developing Markets Fund	3.27%	9,261,273	1,256,625	(1,116,915)	1,437,313		26,810	—	333,081	10,865,106
Invesco International Core Equity Fund	4.06%	11,474,001	2,572,361	(1,467,574)	1,126,311		(231,849)	—	1,372,021	13,473,250
Invesco International Growth Fund	3.72%	10,830,312	1,287,962	(1,127,261)	1,349,231		(10,572)	—	432,468	12,329,672

Total Foreign Equity Funds		31,565,586	5,116,948	(3,711,750)	3,912,855		(215,611)	—		36,668,028

Real Estate Funds—1.92%
Invesco Global Real Estate Fund	1.92%	5,799,801	407,167	(908,801)	1,010,784		65,959	105,298	565,154	6,374,910
Money Market Funds—0.26%
Liquid Assets Portfolio - Institutional Class	0.13%	1,443,743	10,993,981	(12,001,318)	—		—	774	436,406	436,406
Premier Portfolio - Institutional Class	0.13%	1,443,744	10,993,981	(12,001,318)	—		—	592	436,407	436,407

Total Money Market Funds		2,887,487	21,987,962	(24,002,636)	—		—	1,366		872,813

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $295,842,191)	100.03%	$304,823,986	$54,117,240	$(51,995,094)	$23,921,325	(c)	$1,130,719 (c)	$5,799,838		$331,871,501

OTHER ASSETS LESS LIABILITIES	(0.03)%									(90,543)

NET ASSETS	100.00%									$331,780,958

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. Effective September 24, 2012, the Fund began investing in Class R6 shares. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded fund.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $126,064 of return of capital and $611 of capital gains from PowerShares 1-30 Laddered Treasury Portfolio - ETF.

See accompanying Notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments

September 30, 2012

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers—100.09%(a)

	% of Net Assets 09/30/2012	Value 12/31/11	Purchases at Cost		Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/12	Value 09/30/12
Asset Allocation Funds—21.83%
Invesco Balanced-Risk Allocation Fund	15.87%	$133,958,847	$10,273,165		$(17,233,710)	$12,927,840	$932,924	$—	10,695,449	$140,859,066
Invesco Balanced-Risk Commodity Strategy Fund (b)	5.96%	50,290,060	3,690,951		(6,783,501)	5,173,748	469,235	—	4,688,597	52,840,493

Total Asset Allocation Funds		184,248,907	13,964,116		(24,017,211)	18,101,588	1,402,159	—		193,699,559

Domestic Equity Funds—42.65%
Invesco American Franchise Fund (b)	8.61%	72,433,403	5,489,363		(12,483,327)	10,166,098	810,091	—	5,937,500	76,415,628
Invesco Charter Fund	6.01%	51,321,889	1,024,837		(5,054,411)	5,433,589	578,797	—	2,884,454	53,304,701
Invesco Comstock Fund	5.63%	48,104,724	1,734,337		(6,591,270)	5,869,289	841,513	699,982	2,867,887	49,958,593
Invesco Diversified Dividend Fund	9.22%	79,218,917	3,741,718		(11,156,216)	9,076,813	977,369	1,245,974	6,077,105	81,858,601
Invesco Endeavor Fund (b)	4.53%	40,037,226	2,565,817		(7,505,800)	3,867,366	1,216,817	—	2,161,454	40,181,426
Invesco Growth and Income Fund	4.74%	40,946,214	1,334,122		(5,289,578)	4,611,583	496,440	517,826	2,000,893	42,098,781
Invesco Small Cap Equity Fund (b)	3.91%	33,816,007	1,179,944		(3,953,164)	2,940,135	677,760	—	2,458,204	34,660,682

Total Domestic Equity Funds		365,878,380	17,070,138		(52,033,766)	41,964,873	5,598,787	2,463,782		378,478,412

Fixed-Income Funds—6.87%
Invesco Premium Income Fund	6.87%	61,312,860	10,962,495		(15,474,195)	3,933,517	253,203	2,403,360	5,647,026	60,987,880
Foreign Equity Funds—24.37%
Invesco Developing Markets Fund	7.23%	58,468,477	4,244,587		(7,173,190)	8,530,440	109,257	—	1,967,491	64,179,571
Invesco International Core Equity Fund	8.94%	72,485,244	10,929,004		(9,075,302)	6,975,727	(1,982,245)	—	8,078,659	79,332,428
Invesco International Growth Fund	8.20%	68,448,471	2,574,970		(6,078,143)	8,577,476	(754,675)	—	2,552,371	72,768,099

Total Foreign Equity Funds		199,402,192	17,748,561		(22,326,635)	24,083,643	(2,627,663)	—		216,280,098

Real Estate Funds—4.23%
Invesco Global Real Estate Fund	4.23%	36,517,161	1,998,684		(7,340,807)	7,927,243	(1,527,487)	630,508	3,331,099	37,574,794
Money Market Funds—0.14%
Liquid Assets Portfolio -Institutional Class	0.07%	91,912	27,910,014		(27,368,119)	—	—	1,170	633,807	633,807
Premier Portfolio -Institutional Class	0.07%	91,912	27,910,014		(27,368,119)	—	—	889	633,807	633,807

Total Money Market Funds		183,824	55,820,028		(54,736,238)	—	—	2,059		1,267,614

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $769,004,808)	100.09%	$847,543,324	$117,564,022	#	$(175,928,852)	$96,010,864	$3,098,999	$5,499,709		$888,288,357

OTHER ASSETS LESS LIABILITIES	(0.09)%									(821,950)

NET ASSETS	100.00%									$887,466,407

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. Effective September 24, 2012, the Fund began investing in Class R6 shares. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded fund.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying Notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments

September 30, 2012

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers—100.06%(a)

	% of Net Assets 09/30/12	Value 12/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation		Realized Gain (Loss)	Dividend Income	Shares 09/30/12	Value 09/30/12
Asset Allocation Funds—17.39%
Invesco Balanced-Risk Allocation Fund	12.42%	$90,965,195	$4,694,603	$(6,311,272)	$9,292,311		$399,822	$—	7,520,172	$99,040,659
Invesco Balanced-Risk Commodity Strategy Fund (b)	4.97%	36,423,983	3,435,961	(4,513,122)	3,875,041		370,744	—	3,513,097	39,592,607

Total Asset Allocation Funds		127,389,178	8,130,564	(10,824,394)	13,167,352		770,566	—		138,633,266

Domestic Equity Funds—31.30%
Invesco American Franchise Fund (b)	6.31%	46,008,953	3,960,675	(6,793,996)	6,403,417		731,251	—	3,909,114	50,310,300
Invesco Charter Fund	4.40%	32,627,618	900,302	(2,354,807)	3,653,725		281,224	—	1,899,787	35,108,062
Invesco Comstock Fund	4.12%	30,551,932	1,744,968	(3,806,352)	3,917,736		490,801	457,439	1,888,581	32,899,085
Invesco Diversified Dividend Fund	6.79%	50,588,914	1,623,451	(4,673,888)	6,122,750		473,580	815,873	4,018,917	54,134,807
Invesco Endeavor Fund (b)	3.33%	25,597,083	1,548,854	(3,930,093)	2,567,375		757,475	—	1,427,687	26,540,694
Invesco Growth and Income Fund	3.48%	26,138,729	608,178	(2,354,989)	3,088,895		260,792	337,752	1,318,517	27,741,605
Invesco Small Cap Equity Fund (b)	2.87%	21,467,814	1,041,523	(2,030,768)	2,000,201		385,611	—	1,621,587	22,864,381

Total Domestic Equity Funds		232,981,043	11,427,951	(25,944,893)	27,754,099		3,380,734	1,611,064		249,598,934

Fixed-Income Funds—30.09%
Invesco Core Plus Bond Fund	9.05%	69,521,152	8,996,391	(9,038,759)	3,030,686		(326,998)	2,244,054	6,573,996	72,182,472
Invesco Emerging Market Local Currency Debt Fund	2.45%	16,551,421	3,318,286	(1,935,189)	1,687,372		(115,898)	579,233	1,984,333	19,505,992
Invesco Floating Rate Fund	3.03%	23,179,690	2,605,609	(2,548,067)	1,213,787		(249,093)	929,695	3,090,923	24,201,926
Invesco High Yield Fund	3.66%	27,968,433	2,218,372	(3,247,522)	2,316,073		(37,334)	1,347,403	6,732,263	29,218,022
Invesco Premium Income Fund	5.90%	45,762,303	6,357,315	(8,247,437)	3,059,486		128,255	1,829,847	4,357,400	47,059,922
PowerShares 1-30 Laddered Treasury Portfolio—ETF	6.00%	47,302,296	8,048,672	(8,701,430)	509,869		992,424	494,362	1,442,300	47,812,245

Total Fixed-Income Funds		230,285,295	31,544,645	(33,718,404)	11,817,273		391,356	7,424,594		239,980,579

Foreign Equity Funds—17.87%
Invesco Developing Markets Fund	5.31%	37,218,374	3,601,294	(4,159,169)	5,593,956		88,939	—	1,298,081	42,343,394
Invesco International Core Equity Fund	6.55%	46,110,088	8,074,528	(5,302,049)	4,473,428		(1,100,104)	—	5,321,374	52,255,891
Invesco International Growth Fund	6.01%	43,598,173	3,156,017	(4,021,070)	5,189,316		2,699	—	1,680,994	47,925,135

Total Foreign Equity Funds		126,926,635	14,831,839	(13,482,288)	15,256,700		(1,008,466)	—		142,524,420

Real Estate Funds—3.11%
Invesco Global Real Estate Fund	3.11%	23,306,754	1,071,482	(3,748,642)	3,959,796		245,971	412,954	2,201,716	24,835,361
Money Market Funds—0.30%
Liquid Assets Portfolio - Institutional Class	0.15%	2,845,384	23,107,822	(24,772,603)	—		—	1,516	1,180,603	1,180,603
Premier Portfolio - Institutional Class	0.15%	2,845,384	23,107,822	(24,772,603)	—		—	1,159	1,180,603	1,180,603

Total Money Market Funds		5,690,768	46,215,644	(49,545,206)	—		—	2,675		2,361,206

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $698,819,150)	100.06%	$746,579,673	$113,222,125	$(137,263,827)	$71,955,220	(c)	$3,780,161 (c)	$9,451,287		$797,933,766

OTHER ASSETS LESS LIABILITIES	(0.06)%									(499,829)

NET ASSETS	100.00%									$797,433,937

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. Effective September 24, 2012, the Fund began investing in Class R6 shares. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded fund.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $338,768 of return of capital and $818 of capital gains from PowerShares 1-30 Laddered Treasury Portfolio - ETF.

See accompanying Notes which are an integral part of this schedule.

Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

Each Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to

Invesco Allocation Funds

A.	Security Valuations – (continued)

sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Funds allocate income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Invesco Allocation Funds

NOTE 2 — Additional Valuation Information – (continued)

Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total
Invesco Conservative Allocation Fund	$331,871,501	$—	$—	$331,871,501
Invesco Growth Allocation Fund	888,288,357	—	—	888,288,357
Invesco Moderate Allocation Fund	797,933,766	—	—	797,933,766

NOTE 3 — Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the nine months ended September 30, 2012*		At September 30, 2012
			Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation
Invesco Conservative Allocation Fund	$32,129,278	$27,992,458	$304,007,377	$28,105,641	$(241,517)	$27,864,124
Invesco Growth Allocation Fund	61,743,994	121,192,614	782,009,449	118,268,922	(11,990,014)	106,278,908
Invesco Moderate Allocation Fund	67,006,481	87,718,621	709,956,557	90,856,507	(2,879,298)	87,977,209

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Allocation Funds

Invesco Global Quantitative Core Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	GQC-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks–96.05%

Australia–2.41%

CSL Ltd.	48,057	$2,286,080
Lend Lease Group	41,055	333,028
Telstra Corp. Ltd.	146,607	594,812

		3,213,920

Austria–2.86%

Andritz AG	44,416	2,521,642
Voestalpine AG	42,935	1,290,099

		3,811,741

Canada–4.41%

Alimentation Couche-Tard Inc. -Class B	47,700	2,191,910
ATCO Ltd. -Class I	4,400	344,589
Encana Corp.	62,400	1,366,428
Husky Energy Inc.	25,400	682,535
National Bank of Canada (a)	17,100	1,293,979

		5,879,441

Denmark–0.16%

Coloplast A/S -Class B	1,007	209,680

Germany–2.68%

Kabel Deutschland Holding AG	27,985	1,999,491
Muenchener Rueckversicherungs-Gesellschaft AG	10,070	1,573,548

		3,573,039

Hong Kong–1.01%

Cheung Kong (Holdings) Ltd.	92,000	1,344,328

Japan–9.19%

Aoyama Trading Co., Ltd.	57,300	1,095,765
Canon Inc.	40,300	1,288,753
Central Japan Railway Co.	31,100	2,728,750
Daihatsu Motor Co., Ltd.	8,000	133,504
Japan Tobacco Inc.	88,200	2,647,583
Sega Sammy Holdings Inc.	53,000	1,003,231
Sumitomo Mitsui Financial Group, Inc.	53,600	1,667,863
Tokio Marine Holdings, Inc.	65,800	1,681,687

		12,247,136

Netherlands–5.02%

ASML Holding N.V.	41,986	2,250,827
European Aeronautic Defence and Space Co.	65,047	2,068,021
Koninklijke Ahold N.V.	189,342	2,373,668

		6,692,516

	Shares	Value
New Zealand–1.79%

Telecom Corp. of New Zealand Ltd.	1,206,864	$2,380,880

Norway–1.07%

TGS Nopec Geophysical Co. A.S.A.	43,690	1,430,591

Singapore–0.27%

UOL Group Ltd.	77,000	358,583

Sweden–4.22%

Boliden AB	76,994	1,289,239
Saab AB -Class B	50,562	971,709
Skandinaviska Enskilda Banken AB -Class A	227,993	1,915,699
Svenska Handelsbanken AB -Class A	38,600	1,450,423

		5,627,070

Switzerland–3.31%

Garmin Ltd. (a)	58,600	2,445,964
Roche Holding AG	10,533	1,967,937

		4,413,901

United Kingdom–7.89%

BHP Billiton PLC	65,481	2,044,903
Next PLC	42,963	2,398,983
Rio Tinto PLC	6,206	290,108
Royal Dutch Shell PLC -Class A	60,677	2,101,436
Royal Dutch Shell PLC -Class B	41,512	1,476,511
WH Smith PLC	211,797	2,211,093

		10,523,034

United States–49.76%

Abbott Laboratories	13,200	904,992
Activision Blizzard, Inc.	195,000	2,199,600
Aetna Inc.	24,900	986,040
Amgen Inc.	35,300	2,976,496
AOL Inc.	74,400	2,621,112
Apollo Group, Inc. -Class A (b)	61,500	1,786,575
Apple Inc.	900	600,534
AT&T Inc.	12,100	456,170
CF Industries Holdings, Inc.	600	133,344
Cisco Systems, Inc.	162,300	3,098,307
Citigroup Inc.	84,000	2,748,480
ConocoPhillips	48,800	2,790,384
Dell Inc.	157,500	1,552,950
Discover Financial Services	69,600	2,765,208
Eli Lilly & Co.	62,300	2,953,643
Entergy Corp.	20,100	1,392,930
Freeport-McMoRan Copper & Gold Inc.	18,200	720,356
Intel Corp.	98,000	2,222,640
International Business Machines Corp.	7,200	1,493,640
JPMorgan Chase & Co.	50,700	2,052,336
KeyCorp	65,700	574,218

See accompanying notes which are an integral part of this schedule.

Invesco Global Quantitative Core Fund

	Shares	Value
United States–(continued)

Lockheed Martin Corp.	15,600	$1,456,728
Marathon Oil Corp.	88,600	2,619,902
Marathon Petroleum Corp.	51,500	2,811,385
Microsoft Corp.	68,600	2,042,908
Northrop Grumman Corp.	39,700	2,637,271
Pfizer Inc.	117,600	2,922,360
Philip Morris International Inc.	33,400	3,003,996
Tech Data Corp.	3,000	135,900
Tesoro Corp.	9,000	377,100
U.S. Bancorp	86,500	2,966,950
UnitedHealth Group Inc.	46,300	2,565,483
Valero Energy Corp.	24,800	785,664
Verizon Communications Inc.	71,700	3,267,369
Wal-Mart Stores, Inc.	4,000	295,200
Western Refining, Inc.	53,500	1,400,630

		66,318,801

Total Common Stocks (Cost $118,594,113)		128,024,661

Money Market Funds–0.15%

Liquid Assets Portfolio –Institutional Class (c)	98,083	98,083
Premier Portfolio –Institutional Class (c)	98,083	98,083

Total Money Market Funds (Cost $196,166)		196,166

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–96.20% (Cost $118,790,279)		128,220,827

Investments Purchased with Cash Collateral from Securities on Loan–1.98%

Liquid Assets Portfolio - Institutional Class (Cost $2,635,770)(c)(d)	2,635,770	2,635,770

TOTAL INVESTMENTS–98.18% (Cost $121,426,049)		130,856,597

OTHER ASSETS LESS LIABILITIES–1.82%		2,429,764

NET ASSETS–100.00%		$133,286,361

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at September 30, 2012.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Global Quantitative Core Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Quantitative Core Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Global Quantitative Core Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Global Quantitative Core Fund

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2012, there were transfers from Level 2 to Level 1 of $13,483,377, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$3,213,920	$—	$3,213,920
Austria	—	3,811,741	—	3,811,741
Canada	5,879,441	—	—	5,879,441
Denmark	209,680	—	—	209,680
Germany	—	3,573,039	—	3,573,039
Hong Kong	—	1,344,328	—	1,344,328
Japan	6,847,292	5,399,844	—	12,247,136
Netherlands	—	6,692,516	—	6,692,516
New Zealand	2,380,880	—	—	2,380,880
Norway	—	1,430,591	—	1,430,591
Singapore	—	358,583	—	358,583
Sweden	—	5,627,070	—	5,627,070
Switzerland	4,413,901	—	—	4,413,901
United Kingdom	2,211,093	8,311,941	—	10,523,034
United States	69,150,737	—	—	69,150,737

	$91,093,024	$39,763,573	$—	$130,856,597

Futures*	(71,267)	—	—	(71,267)

Total Investments	$91,021,757	$39,763,573	$—	$139,785,330

*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index	37	December-2012	$2,653,270	$(37,000)
EURO STOXX 50 Index	28	December-2012	883,378	(31,957)
FTSE 100 Index	4	December-2012	369,014	(7,915)
SGX NIKKEI 225 Index	7	December-2012	398,135	5,605

Total			$4,303,797	$(71,267)

Invesco Global Quantitative Core Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $77,710,434 and $92,264,687, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,587,039
Aggregate unrealized (depreciation) of investment securities	(5,221,998)

Net unrealized appreciation of investment securities	$9,365,041

Cost of investments for tax purposes is $121,491,556.

Invesco Global Quantitative Core Fund

Invesco Income Allocation Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	INCAL-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2012

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers-99.81%(a)

	% of Net Assets 09/30/12	Value 12/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/12	Value 09/30/12
Domestic Equity Funds-23.42%
Invesco Diversified Dividend Fund	15.55%	$13,659,359	$2,136,666	$(791,649)	$1,997,689	$(110,769)	$237,912	1,253,994	$16,891,296
Invesco Utilities Fund	7.87%	8,066,266	1,019,911	(767,272)	339,362	(103,846)	186,395	489,383	8,554,421

Total Domestic Equity Funds		21,725,625	3,156,577	(1,558,921)	2,337,051	(214,615)	424,307		25,445,717

Fixed-Income Funds-64.01%
Invesco Core Plus Bond Fund	14.90%	16,804,984	2,090,756	(3,331,197)	972,149	(355,573)	488,025	1,473,690	16,181,119
Invesco Corporate Bond Fund (b)	8.38%	8,168,692	1,181,026	(756,383)	655,110	(142,350)	297,503	1,254,283	9,106,095
Invesco Floating Rate Fund	6.90%	6,523,289	1,054,893	(369,935)	355,249	(69,686)	272,021	957,064	7,493,810
Invesco High Yield Fund	10.28%	12,934,855	1,597,757	(4,327,022)	1,063,602	(99,275)	504,649	2,573,714	11,169,917
Invesco International Total Return Fund	4.95%	4,613,439	773,485	(263,456)	235,326	19,966	52,635	471,407	5,378,760
Invesco Premium Income Fund	13.78%	—	15,356,459	(1,091,643)	690,400	15,971	549,092	1,386,221	14,971,187
Invesco Short Term Bond Fund	4.82%	5,611,431	646,178	(1,133,173)	253,103	(142,745)	85,996	597,579	5,234,794
Invesco U.S. Government Fund	—%	6,908,985	62,847	(6,956,942)	(441,332)	426,442	23,902	—	—

Total Fixed-Income Funds		61,565,675	22,763,401	(18,229,751)	3,783,607	(347,250)	2,273,823		69,535,682

Foreign Equity Funds-5.27%
Invesco International Core Equity Fund	5.27%	3,999,996	1,667,710	(257,905)	477,673	(160,405)	—	583,205	5,727,069
Real Estate Funds-7.11%
Invesco Global Real Estate Income Fund	7.11%	6,475,917	995,590	(447,238)	740,868	(38,175)	266,263	862,384	7,726,962

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $101,882,867)	99.81%	$93,767,213	$28,583,278	$(20,493,815)	$7,339,199	$(760,445)	$2,964,393		$108,435,430

OTHER ASSETS LESS LIABILITIES	0.19%								204,823

NET ASSETS	100.00%								$108,640,253

Notes to Schedule of Investments:

(a)

Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. Effective September 24, 2012, the Fund began investing in Class R6 shares. The Fund invests in Class R6 shares of the mutual funds listed.

(b)	Effective September 24, 2012, Invesco Van Kampen Corporate Bond Fund was renamed Invesco Corporate Bond Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”).

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Income Allocation Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Equity Securities	$108,435,430	$—	$—	$108,435,430

Invesco Income Allocation Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $28,583,278 and $20,493,815, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—
Aggregate unrealized (depreciation) of investment securities	(2,109,132)

Net unrealized appreciation (depreciation) of investment securities	$(2,109,132)

Cost of investments for tax purposes is $110,544,562.

Invesco Income Allocation Fund

Invesco International Allocation Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	INTAL-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2012

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers-100.21%(a)

	% of Net Assets 09/30/12	Value 12/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/12	Value 09/30/12
Foreign Equity Funds-100.05%
Invesco Developing Markets Fund	4.46%	$7,679,859	$217,244	$(1,055,029)	$1,145,568	$(101,580)	$—	241,755	$7,886,062
Invesco Emerging Markets Equity Fund	4.39%	7,057,298	987,869	(702,811)	529,252	(104,174)	—	999,670	7,767,434
Invesco International Core Equity Fund	30.91%	52,895,418	3,325,229	(4,841,590)	6,549,717	(3,272,883)	—	5,565,773	54,655,891
Invesco International Growth Fund	22.43%	39,860,380	1,086,218	(5,453,529)	5,114,825	(948,188)	—	1,391,081	39,659,706
Invesco International Small Company Fund	10.17%	17,778,698	482,763	(1,983,969)	2,147,761	(427,709)	—	913,117	17,997,544
PowerShares International Dividend Achievers Portfolio-ETF	27.69%	49,368,114	1,244,167	(3,637,791)	2,568,896	(578,140)	1,176,176	3,225,642	48,965,246

Total Foreign Equity Funds	100.05%	174,639,767	7,343,490	(17,674,719)	18,056,019	(5,432,674)	1,176,176		176,931,883

Money Market Funds-0.16%
Liquid Assets Portfolio-Institutional Class	0.08%	478,118	6,238,246	(6,576,226)	—	—	206	140,138	140,138
Premier Portfolio-Institutional Class	0.08%	478,118	6,238,246	(6,576,226)	—	—	157	140,138	140,138

Total Money Market Funds	0.16%	956,236	12,476,492	(13,152,452)	—	—	363		280,276

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $192,066,411)	100.21%	$175,596,003	$19,819,982	$(30,827,171)	$18,056,019	$(5,432,674)	$1,176,539		$177,212,159

OTHER ASSETS LESS LIABILITIES	(0.21)%								(380,135)

NET ASSETS	100.00%								$176,832,024

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. Effective September 24, 2012, the Fund began investing in Class R6 shares. The Fund invests in Class R6 shares of the mutual funds listed. The Fund invests in the fund shares of the Exchanged-Traded Fund.

See accompanying notes which are an integral part of this schedule.

Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.

A. Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco International Allocation Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Equity Securities	$177,212,159	$—	$—	$177,212,159

Invesco International Allocation Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $7,343,490 and $17,674,719, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,020,665
Aggregate unrealized (depreciation) of investment securities	(40,162,671)

Net unrealized appreciation (depreciation) of investment securities	$(35,142,006)

Cost of investments for tax purposes is $212,354,165.

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	MCCE-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments (a)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–76.73%
Aerospace & Defense–1.61%
Exelis Inc.	2,209,154	$22,842,652
Moog Inc. -Class A (b)	500,057	18,937,159

		41,779,811

Apparel Retail–0.81%
Citi Trends Inc. (b)	475,653	5,971,824
Guess?, Inc.	586,477	14,908,245

		20,880,069

Application Software–2.17%
Adobe Systems Inc. (b)	1,737,706	56,405,937

Asset Management & Custody Banks–1.41%
Northern Trust Corp.	790,508	36,691,429

Auto Parts & Equipment–0.53%
Tenneco Inc. (b)	428,916	12,009,648
TRW Automotive Holdings Corp. (b)	38,059	1,663,559

		13,673,207

Brewers–2.29%
Boston Beer Co., Inc. (The) -Class A (b)	181,962	20,374,285
Molson Coors Brewing Co. -Class B	864,442	38,943,112

		59,317,397

Communications Equipment–2.37%
Acme Packet, Inc. (b)	740,000	12,654,000
F5 Networks, Inc. (b)	185,000	19,369,500
Polycom, Inc. (b)	1,374,239	13,563,739
Tellabs, Inc.	4,490,146	15,895,117

		61,482,356

Computer & Electronics Retail–1.12%
GameStop Corp. -Class A	1,380,951	28,999,971

Computer Storage & Peripherals–1.15%
NetApp, Inc. (b)	909,334	29,898,902

Construction & Engineering–0.77%
Chicago Bridge & Iron Co. N.V. -New York Shares	522,706	19,909,872

Construction & Farm Machinery & Heavy Trucks–1.69%
Joy Global Inc.	332,000	18,611,920
Terex Corp. (b)	1,118,221	25,249,430

		43,861,350

	Shares	Value
Construction Materials–0.98%
CRH PLC (Ireland)	1,319,640	$25,438,040

Data Processing & Outsourced Services–1.34%
Western Union Co. (The)	1,904,047	34,691,736

Department Stores–0.78%
Macy’s, Inc.	534,992	20,126,399

Diversified Chemicals–1.22%
Huntsman Corp.	2,110,728	31,513,169

Diversified Metals & Mining–0.31%
Compass Minerals International, Inc.	109,075	8,135,904

Electronic Components–1.49%
Amphenol Corp. -Class A	621,444	36,590,622
Dolby Laboratories Inc. -Class A (b)	64,521	2,113,063

		38,703,685

Electronic Equipment & Instruments–0.14%
Checkpoint Systems, Inc. (b)	429,771	3,558,504

Electronic Manufacturing Services–0.84%
Molex Inc.	828,283	21,767,277

Environmental & Facilities Services–1.12%
Republic Services, Inc.	1,053,030	28,968,855

Food Retail–0.51%
Safeway Inc.	829,649	13,349,052

Footwear–1.01%
Wolverine World Wide, Inc.	590,000	26,178,300

General Merchandise Stores–1.90%
Big Lots, Inc. (b)	951,560	28,147,145
Family Dollar Stores, Inc.	319,131	21,158,385

		49,305,530

Health Care Equipment–0.73%
Boston Scientific Corp. (b)	3,283,824	18,849,150

Health Care Services–1.29%
DaVita, Inc. (b)	119,173	12,347,515
Quest Diagnostics Inc.	331,664	21,037,447

		33,384,962

Homebuilding–0.67%
D.R. Horton, Inc.	836,929	17,274,215

Industrial Machinery–4.00%
Dover Corp.	334,000	19,869,660

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value
Industrial Machinery–(continued)
Flowserve Corp.	154,000	$19,671,960
ITT Corp.	1,268,544	25,561,162
SPX Corp.	192,440	12,587,500
Stanley Black & Decker Inc.	260,000	19,825,000
Xylem, Inc.	247,710	6,229,907

		103,745,189

Insurance Brokers–1.20%
Marsh & McLennan Cos., Inc.	918,373	31,160,396

Investment Banking & Brokerage–0.79%
Charles Schwab Corp. (The)	1,599,562	20,458,398

Life & Health Insurance–1.30%
Torchmark Corp.	656,131	33,692,327

Life Sciences Tools & Services–1.93%
Agilent Technologies, Inc.	807,215	31,037,417
Life Technologies Corp. (b)	390,003	19,063,346

		50,100,763

Managed Health Care–2.09%
Aetna Inc.	589,238	23,333,825
Health Net Inc. (b)	472,244	10,630,212
Humana Inc.	288,000	20,203,200

		54,167,237

Marine–0.72%
Kirby Corp. (b)	339,774	18,782,707

Multi-Sector Holdings–0.37%
PICO Holdings, Inc. (b)	425,720	9,714,930

Office Services & Supplies–2.24%
Avery Dennison Corp.	841,000	26,760,620
Pitney Bowes Inc.	2,261,995	31,260,771

		58,021,391

Oil & Gas Drilling–0.81%
Transocean Ltd.	466,511	20,941,679

Oil & Gas Equipment & Services–4.39%
Cameron International Corp. (b)	404,042	22,654,635
CARBO Ceramics Inc.	66,688	4,196,009
Dresser-Rand Group, Inc. (b)	371,000	20,445,810
Lufkin Industries, Inc.	351,000	18,890,820
ShawCor Ltd. -Class A (Canada)	213,105	9,250,734
Weatherford International Ltd. (b)	3,036,713	38,505,521

		113,943,529

Oil & Gas Exploration & Production–2.07%
Concho Resources Inc. (b)	136,403	12,924,184
Southwestern Energy Co. (b)	490,726	17,067,451

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Talisman Energy Inc. (Canada)	1,780,640	$23,797,406

		53,789,041

Packaged Foods & Meats–4.12%
JM Smucker Co. (The)	315,876	27,269,575
Kellogg Co.	959,949	49,590,965
McCormick & Co., Inc.	481,691	29,884,110

		106,744,650

Paper Packaging–0.80%
Packaging Corp. of America	572,000	20,763,600

Personal Products–0.67%
Avon Products, Inc.	1,085,346	17,311,269

Pharmaceuticals–0.81%
Endo Health Solutions Inc. (b)	664,152	21,066,901

Property & Casualty Insurance–1.89%
Arch Capital Group Ltd. (b)	342,563	14,278,026
Progressive Corp. (The)	1,671,952	34,676,284

		48,954,310

Restaurants–1.21%
Darden Restaurants, Inc.	562,537	31,361,438

Semiconductor Equipment–0.77%
Teradyne, Inc. (b)	1,400,000	19,908,000

Semiconductors–3.46%
Linear Technology Corp.	1,577,763	50,251,751
Microchip Technology Inc.	474,326	15,529,433
Xilinx, Inc.	719,199	24,028,439

		89,809,623

Soft Drinks–1.91%
Dr. Pepper Snapple Group, Inc.	1,112,635	49,545,637

Specialized Finance–0.93%
Moody’s Corp.	546,201	24,125,698

Specialty Chemicals–2.67%
International Flavors & Fragrances Inc.	557,036	33,188,205
Sigma-Aldrich Corp.	501,790	36,113,826

		69,302,031

Steel–0.61%
Allegheny Technologies, Inc.	495,180	15,796,242

Systems Software–3.10%
CA, Inc.	895,699	23,077,685
Symantec Corp. (b)	3,179,824	57,236,832

		80,314,517

Thrifts & Mortgage Finance–1.24%
People’s United Financial Inc.	2,659,064	32,281,037

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value
Trucking–0.38%
Con-way Inc.	362,957	$9,934,133

Total Common Stocks & Other Equity Interests (Cost $1,827,604,058)		1,989,881,752

Money Market Funds–25.38%
Liquid Assets Portfolio –Institutional Class (c)	329,176,475	329,176,475

Premier Portfolio –Institutional Class (c)	329,176,475	329,176,475

Total Money Market Funds (Cost $658,352,950)		658,352,950

TOTAL INVESTMENTS–102.11% (Cost $2,485,957,008)		2,648,234,702

OTHER ASSETS LESS LIABILITIES–(2.11)%		(54,737,482)

NET ASSETS–100.00%		$2,593,497,220

Investment Abbreviations:

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Mid Cap Core Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Mid Cap Core Equity Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,648,234,702	$—	$—	$2,648,234,702

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $969,191,856 and $1,179,368,242, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$249,897,137
Aggregate unrealized (depreciation) of investment securities	(92,205,441)

Net unrealized appreciation of investment securities	$157,691,696

Cost of investments for tax purposes is $2,490,543,006.

Invesco Mid Cap Core Equity Fund

Invesco Small Cap Growth Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	SCG-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–100.25%

Aerospace & Defense–2.13%

Hexcel Corp. (b)	610,337	$14,660,295
TransDigm Group, Inc. (b)	156,468	22,198,115

		36,858,410

Air Freight & Logistics–1.39%

Forward Air Corp.	367,681	11,181,179
Hub Group, Inc. -Class A (b)	432,878	12,847,819

		24,028,998

Apparel Retail–2.07%

DSW Inc. -Class A	262,192	17,493,450
Foot Locker, Inc.	516,008	18,318,284

		35,811,734

Apparel, Accessories & Luxury Goods–1.54%

Maidenform Brands, Inc. (b)	436,928	8,948,286
Under Armour, Inc. -Class A (b)(c)	246,833	13,780,686
Warnaco Group, Inc. (The) (b)	76,962	3,994,328

		26,723,300

Application Software–9.70%

ANSYS, Inc. (b)	233,329	17,126,349
Aspen Technology, Inc. (b)	858,932	22,203,392
Cadence Design Systems, Inc. (b)	1,094,500	14,080,743
Fair Isaac Corp.	398,284	17,628,050
Informatica Corp. (b)	434,446	15,123,065
Interactive Intelligence Group, Inc (b)(c)	337,827	10,151,701
Manhattan Associates, Inc. (b)	390,645	22,372,239
MicroStrategy Inc. -Class A (b)	102,077	13,685,463
Parametric Technology Corp. (b)	497,376	10,842,797
SolarWinds, Inc. (b)	450,224	25,095,486

		168,309,285

Asset Management & Custody Banks–1.12%

Affiliated Managers Group, Inc. (b)	158,254	19,465,242

Auto Parts & Equipment–1.64%

Tenneco Inc. (b)	465,595	13,036,660
TRW Automotive Holdings Corp. (b)	353,648	15,457,954

		28,494,614

Automotive Retail–1.52%

Group 1 Automotive, Inc. (c)	247,731	14,920,838
Monro Muffler Brake, Inc. (c)	326,562	11,491,717

		26,412,555

	Shares	Value
Biotechnology–5.56%

Acorda Therapeutics Inc. (b)(c)	341,566	$8,747,505
Amarin Corp. PLC -ADR (Ireland)(b)(c)	931,123	11,732,150
BioMarin Pharmaceutical Inc. (b)	348,784	14,045,532
Incyte Corp. (b)(c)	889,207	16,050,186
Myriad Genetics, Inc. (b)	582,633	15,725,265
Seattle Genetics, Inc. (b)(c)	564,548	15,214,568
United Therapeutics Corp. (b)	268,195	14,986,737

		96,501,943

Building Products–0.99%

A.O. Smith Corp.	299,793	17,250,089

Casinos & Gaming–1.04%

Penn National Gaming, Inc. (b)	418,876	18,053,556

Communications Equipment–1.29%

Finisar Corp. (b)(c)	565,424	8,085,563
NETGEAR, Inc. (b)	372,556	14,209,286

		22,294,849

Construction & Farm Machinery & Heavy Trucks–2.50%

Lindsay Corp. (c)	204,555	14,721,823
WABCO Holdings Inc. (b)	224,279	12,934,170
Wabtec Corp.	195,048	15,660,404

		43,316,397

Construction Materials–0.72%

Martin Marietta Materials, Inc. (c)	150,549	12,475,996

Data Processing & Outsourced Services–1.21%

Alliance Data Systems Corp. (b)	147,968	21,004,058

Distributors–0.99%

Pool Corp.	413,706	17,201,895

Diversified Chemicals–0.79%

Olin Corp.	633,105	13,757,372

Electric Utilities–0.83%

ITC Holdings Corp. (c)	190,726	14,415,071

Electrical Components & Equipment–1.70%

Acuity Brands, Inc.	226,800	14,354,172
Regal-Beloit Corp.	215,816	15,210,712

		29,564,884

Electronic Components–0.81%

Littelfuse, Inc.	247,857	14,013,835

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value
Electronic Equipment & Instruments–1.38%

Cognex Corp.	324,594	$11,224,460
National Instruments Corp.	504,447	12,696,931

		23,921,391

Environmental & Facilities Services–0.91%

Tetra Tech, Inc. (b)	600,111	15,758,915

Fertilizers & Agricultural Chemicals–0.44%

Intrepid Potash, Inc. (b)	353,535	7,593,932

Food Retail–0.64%

Harris Teeter Supermarkets Inc.	287,256	11,157,023

Footwear–0.79%

Steven Madden, Ltd. (b)	315,169	13,779,189

Gold–0.57%

Allied Nevada Gold Corp. (b)(c)	137,405	5,367,039
Detour Gold Corp. (Canada)(b)	163,720	4,567,575

		9,934,614

Health Care Equipment–4.53%

Insulet Corp. (b)(c)	454,716	9,812,771
Masimo Corp. (b)	506,837	12,255,319
NuVasive, Inc. (b)	524,865	12,024,657
Sirona Dental Systems, Inc. (b)	287,361	16,368,083
STERIS Corp.	412,007	14,613,888
Thoratec Corp. (b)	391,408	13,542,717

		78,617,435

Health Care Facilities–1.05%

Health Management Associates Inc. -Class A (b)(c)	1,213,723	10,183,136
VCA Antech, Inc. (b)	407,718	8,044,276

		18,227,412

Health Care Services–2.46%

Chemed Corp.	242,767	16,821,325
HMS Holdings Corp. (b)	379,941	12,701,428
MEDNAX, Inc. (b)	176,031	13,105,508

		42,628,261

Health Care Supplies–0.44%

Meridian Bioscience, Inc. (c)	402,201	7,714,215

Home Furnishings–1.56%

Ethan Allen Interiors Inc. (c)	572,265	12,544,049
Mohawk Industries, Inc. (b)	180,619	14,453,132

		26,997,181

Homebuilding–0.71%

Ryland Group, Inc. (The) (c)	412,259	12,367,770

Hotels, Resorts & Cruise Lines–0.52%

Choice Hotels International, Inc. (c)	282,559	9,039,062

	Shares	Value
Industrial Machinery–2.13%

Crane Co.	285,178	$11,387,158
Kennametal Inc. (c)	311,474	11,549,456
Lincoln Electric Holdings, Inc.	357,563	13,962,835

		36,899,449

Insurance Brokers–0.88%

Brown & Brown, Inc.	583,107	15,201,599

Internet Software & Services–3.48%

Ancestry.com, Inc. (b)(c)	295,204	8,879,736
CoStar Group Inc. (b)(c)	277,781	22,650,263
DealerTrack Holdings Inc. (b)	462,927	12,892,517
ValueClick, Inc. (b)	926,711	15,930,162

		60,352,678

Investment Banking & Brokerage–1.17%

Greenhill & Co., Inc. (c)	143,852	7,444,341
Stifel Financial Corp. (b)	383,370	12,881,232

		20,325,573

Leisure Facilities–0.89%

Life Time Fitness, Inc. (b)	337,982	15,459,297

Leisure Products–0.71%

Brunswick Corp. (c)	542,459	12,275,847

Life Sciences Tools & Services–2.44%

PAREXEL International Corp. (b)	584,711	17,985,710
PerkinElmer, Inc.	452,982	13,349,380
Techne Corp.	153,104	11,014,302

		42,349,392

Managed Health Care–0.85%

Centene Corp. (b)	393,046	14,703,851

Metal & Glass Containers–0.24%

Greif Inc. -Class A	93,362	4,124,733

Multi-Line Insurance–0.79%

HCC Insurance Holdings, Inc.	404,118	13,695,559

Oil & Gas Drilling–1.18%

Atwood Oceanics, Inc. (b)	283,559	12,887,757
Patterson-UTI Energy, Inc. (c)	483,023	7,651,084

		20,538,841

Oil & Gas Equipment & Services–2.26%

Dresser-Rand Group, Inc. (b)	277,606	15,298,867
Dril-Quip, Inc. (b)	204,253	14,681,705
Lufkin Industries, Inc. (c)	172,673	9,293,261

		39,273,833

Oil & Gas Exploration & Production–2.92%

Berry Petroleum Co. -Class A (c)	332,066	13,491,841
Energen Corp. (c)	273,367	14,327,164
Oasis Petroleum Inc. (b)	484,342	14,273,559

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value
Oil & Gas Exploration & Production–(continued)

Resolute Energy Corp. (b)(c)	954,349	$8,465,076

		50,557,640

Packaged Foods & Meats–1.87%

B&G Foods Inc.	511,310	15,497,806
Lancaster Colony Corp.	231,576	16,962,942

		32,460,748

Pharmaceuticals–0.88%

Salix Pharmaceuticals, Ltd. (b)(c)	358,445	15,176,561

Regional Banks–3.59%

East West Bancorp, Inc.	599,439	12,660,152
Huntington Bancshares Inc.	1,663,701	11,479,537
PrivateBancorp, Inc.	810,664	12,962,517
Prosperity Bancshares, Inc.	268,920	11,461,370
SVB Financial Group (b)	227,004	13,724,662

		62,288,238

Residential REIT’s–0.81%

Colonial Properties Trust	665,446	14,007,638

Restaurants–2.40%

Darden Restaurants, Inc. (c)	239,036	13,326,257
Domino’s Pizza, Inc.	373,019	14,062,816
Jack in the Box Inc. (b)	506,694	14,243,169

		41,632,242

Security & Alarm Services–1.02%

Corrections Corp. of America	530,889	17,758,237

Semiconductor Equipment–2.10%

Cymer, Inc. (b)	263,298	13,443,996
MKS Instruments, Inc.	429,999	10,960,674
Teradyne, Inc. (b)	841,577	11,967,225

		36,371,895

Semiconductors–2.66%

Microsemi Corp. (b)	651,495	13,075,505
Power Integrations, Inc.	337,721	10,276,850
Semtech Corp. (b)	496,235	12,480,310
Volterra Semiconductor Corp. (b)	470,708	10,294,384

		46,127,049

Specialty Chemicals–0.66%

Rockwood Holdings Inc.	244,251	11,382,097

Specialty Stores–1.75%

Tractor Supply Co.	167,012	16,515,816
Vitamin Shoppe, Inc. (b)	236,843	13,812,684

		30,328,500

Steel–0.83%

Carpenter Technology Corp.	274,493	14,361,474

Systems Software–2.66%

CommVault Systems, Inc. (b)	381,855	22,414,888
MICROS Systems, Inc. (b)	320,671	15,751,360

	Shares	Value
Systems Software–(continued)

Websense, Inc. (b)(c)	510,417	$7,988,026

		46,154,274

Technology Distributors–0.68%

SYNNEX Corp. (b)	362,144	11,798,652

Trading Companies & Distributors–1.66%

Watsco, Inc. (c)	199,613	15,128,669
WESCO International, Inc. (b)(c)	237,623	13,592,036

		28,720,705

Wireless Telecommunication Services–1.20%

SBA Communications Corp. -Class A (b)	331,236	20,834,744

Total Common Stocks & Other Equity Interests (Cost $1,331,095,160)		1,738,851,829

Money Market Funds–0.75%

Liquid Assets Portfolio –Institutional Class (d)	6,488,570	6,488,570
Premier Portfolio –Institutional Class (d)	6,488,570	6,488,570

Total Money Market Funds (Cost $12,977,140)		12,977,140

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.00% (Cost $1,344,072,300)		1,751,828,969

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–5.55%

Liquid Assets Portfolio—Institutional Class (Cost $96,276,439)(d)(e)	96,276,439	96,276,439

TOTAL INVESTMENTS–106.55% (Cost $1,440,348,739)		1,848,105,408

OTHER ASSETS LESS LIABILITIES–(6.55)%		(113,594,524)

NET ASSETS–100.00%		$1,734,510,884

Investment Abbreviations:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2012.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Small Cap Growth Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,848,105,408	$—	$—	$1,848,105,408

Invesco Small Cap Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $367,941,346 and $504,182,583, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$454,777,750
Aggregate unrealized (depreciation) of investment securities	(47,859,339)

Net unrealized appreciation of investment securities	$406,918,411

Cost of investments for tax purposes is $1,441,186,997.

Invesco Small Cap Growth Fund

Invesco Leaders Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	VK-LEA-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2012

(Unaudited)

Schedule of Investments in Affiliated Issuers–99.05%(a)

	% of Net Assets 09/30/12	Value 12/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/12	Value 09/30/12
Domestic Equity Funds–66.02%
Invesco Comstock Fund –Class R6(b)	32.90%	$57,264,919	$996,082	$(8,782,358)	$8,608,425	$(723,210)	$824,827	3,292,989	$57,363,858
Invesco Equity and Income Fund –Class R6(b)	33.12%	57,322,550	2,264,859	(7,669,567)	5,894,172	(63,721)	922,946	6,270,173	57,748,293

Total Domestic Equity Funds		114,587,469	3,260,941	(16,451,925)	14,502,597	(786,931)	1,747,773	9,563,162	115,112,151

Foreign Equity Fund–32.76%
Invesco International Growth Fund –Class R6(b)	32.76%	57,569,413	1,498,420	(8,231,546)	7,452,955	(1,165,059)	—	2,003,654	57,124,183
Money Market Funds–0.27%
Liquid Assets Portfolio – Institutional Class	0.14%	205,921	8,956,926	(8,930,897)	—	—	239	231,950	231,950
Premier Portfolio – Institutional Class	0.13%	205,921	8,956,926	(8,930,897)	—	—	183	231,950	231,950

Total Money Market Funds		411,842	17,913,852	(17,861,794)	—	—	422	463,900	463,900

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $147,192,610)	99.05%	$172,568,724	$22,673,213	$(42,545,265)	$21,955,552	$(1,951,990)	$1,748,195		$172,700,234

OTHER ASSETS LESS LIABILITIES	0.95%								1,660,336

NET ASSETS	100.00%								$174,360,570

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective September 24, 2012, the Fund started investing in Class R6 shares.

See accompanying notes which are an integral part of this schedule.

Invesco Leaders Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Leaders Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$172,700,234	$—	$—	$172,700,234

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $4,759,361 and $24,683,471, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$22,590,054
Aggregate unrealized (depreciation) of investment securities	0

Net unrealized appreciation of investment securities	$22,590,054

Cost of investments for tax purposes is $150,110,180.

Invesco Leaders Fund

Invesco U.S. Mortgage Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	VK-USM-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2012

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Mortgage-Backed Securities–121.46%
Collateralized Mortgage Obligations–22.67%
Fannie Mae Grantor Trust 7.50%, 01/19/39(a)	$697,472	$792,426
Fannie Mae Interest STRIPS 6.50%, 10/01/24, IO	589,643	124,537
8.00%, 05/01/30, IO	1,801,308	431,241
7.50%, 01/25/32, IO	654,775	147,591
Fannie Mae REMICs, 2.00%, 06/25/19	2,034,003	2,084,241
4.50%, 07/25/19	1,325,124	1,351,310
7.00%, 09/25/32	767,986	908,311
0.99%, 06/25/37(a)	9,124,124	9,266,387
6.58%, 06/25/39(a)	2,540,098	3,047,715
0.72%, 03/25/40 to 05/25/41(a)	13,494,380	13,568,523
2.00%, 08/25/13, IO	34,676,951	516,153
4.50%, 11/25/23, IO	21,820,139	1,721,240
3.00%, 10/25/26, IO	8,476,561	763,654
8.00%, 08/18/27 to 09/18/27, IO	2,204,425	484,529
6.00%, 08/25/32 to 05/25/33, IO	648,652	47,673
7.00%, 05/25/33, IO	2,201,176	529,633
Freddie Mac REMICs, 4.38%, 05/15/17	279,233	279,265
4.00%, 06/15/17	2,088,629	2,102,870
4.16%, 07/15/17	1,075,786	1,079,322
3.77%, 09/15/17	1,816,783	1,831,535
3.84%, 09/15/17	2,241,297	2,263,118
4.50%, 06/15/18	665,284	706,981
3.00%, 10/15/18 to 04/15/26	5,920,637	6,165,944
3.75%, 10/15/18	2,160,913	2,223,548
0.62%, 05/15/37(a)	7,619,600	7,662,552
0.67%, 03/15/39(a)	7,888,757	7,925,838
0.72%, 03/15/40(a)	4,564,558	4,606,542
0.77%, 03/15/41(a)	3,911,041	3,937,556
3.00%, 09/15/25, IO	16,028,346	1,208,823
2.14%, 04/15/38, IO(a)	26,390,850	1,910,676
4.00%, 12/15/41, IO	5,246,638	898,120
Freddie Mac STRIPS, 8.00%, 06/15/31	2,939,386	734,580
Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/43	3,294,309	3,957,485
Ginnie Mae REMICs, 4.00%, 04/16/33	2,068,560	2,177,917
4.50%, 10/20/33	1,197,664	1,259,321
5.85%, 01/20/39(a)	4,577,703	5,285,811
1.22%, 02/16/39(a)	4,906,786	5,030,565
1.22%, 07/20/39(a)	6,387,571	6,548,659
4.51%, 07/20/41(a)	9,026,640	10,232,337
0.60%, 03/20/42(a)	12,822,225	12,926,361
2.00%, 01/16/13, IO	70,667,864	339,983

		129,080,873

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–34.33%
Pass Through Ctfs., 6.50%, 07/01/14 to 08/01/33	$1,464,968	$1,682,356
8.50%, 01/01/17 to 08/01/31	937,199	1,137,602
5.00%, 10/01/18 to 06/01/40	23,318,778	25,541,448
7.50%, 01/01/20 to 05/01/35	998,649	1,225,160
3.50%, 08/01/26	1,984,678	2,141,459
6.00%, 03/01/29	14,677	16,449
8.00%, 08/01/32	543,453	675,119
5.50%, 12/01/36	1,937,850	2,117,577
4.50%, 05/01/38 to 02/01/42	16,889,346	18,439,761
5.35%, 07/01/38 to 10/17/38	7,499,390	8,343,899
5.80%, 10/01/38 to 01/20/39	7,522,020	8,569,354
5.45%, 11/25/38	6,777,643	7,571,793
Pass Through Ctfs., ARM, 2.89%, 07/01/36(a)	5,528,490	5,967,386
3.14%, 02/01/37(a)	622,280	667,714
3.26%, 03/01/37(a)	1,598,025	1,728,756
2.93%, 05/01/37(a)	1,769,886	1,902,417
5.49%, 11/01/37(a)	3,876,371	4,202,871
5.36%, 01/01/38(a)	889,746	956,914
3.39%, 03/01/41(a)	1,211,268	1,277,680
Pass Through Ctfs., TBA, 2.50%, 10/01/27(b)(c)	8,000,000	8,403,750
3.50%, 10/01/42(b)(c)	21,500,000	23,058,750
4.00%, 10/01/42(b)(c)	40,000,000	43,006,252
4.50%, 10/01/42(b)(c)	25,000,000	26,894,533

		195,529,000

Federal National Mortgage Association (FNMA)–62.16%
Pass Through Ctfs., 7.00%, 05/01/13 to 07/01/34	748,595	883,371
6.50%, 11/01/13 to 11/01/38	11,985,175	13,778,409
6.00%, 01/01/14 to 05/01/40	15,287,732	16,960,272
8.50%, 08/01/14 to 10/01/32	1,283,800	1,574,308
7.50%, 04/01/15 to 08/01/37	1,555,070	1,898,680
13.00%, 06/01/15	38,020	41,443
4.50%, 05/01/19 to 01/01/40	24,399,225	26,671,099
8.00%, 07/01/20 to 04/01/33	1,373,886	1,704,855
5.00%, 03/01/22 to 01/01/41	16,042,039	17,606,083
5.50%, 11/01/22 to 06/01/38	37,153,561	41,112,467
4.00%, 06/01/24 to 02/01/42	15,128,963	16,428,568
9.50%, 04/01/30	221,473	268,208
5.45%, 01/01/38	2,292,226	2,598,305
5.63%, 03/01/41	1,324,488	1,527,691
Pass Through Ctfs., ARM, 3.23%, 03/01/36(a)	11,398,590	12,336,204
2.91%, 03/01/38(a)	606,414	648,909
2.41%, 02/01/39(a)	8,930,805	9,498,600
Pass Through Ctfs., BAL, 3.84%, 04/01/18	3,304,619	3,703,344

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Pass Through Ctfs., TBA, 2.50%, 10/01/27(b)(c)	$8,000,000	$8,410,000
3.00%, 10/01/27 to 10/01/42(b)(c)	21,000,000	22,244,688
3.50%, 10/01/42(b)(c)	15,000,000	16,092,188
4.00%, 10/01/42(b)	29,750,000	32,060,275
5.00%, 10/01/42(b)(c)	16,700,000	18,218,660
3.00%, 11/01/42(b)	9,700,000	10,216,828
3.50%, 11/01/42(b)	26,600,000	28,466,157
4.50%, 10/01/42(b)	45,275,000	49,017,264

		353,966,876

Government National Mortgage Association (GNMA)–2.30%
Pass Through Ctfs., 13.00%, 09/15/13 to 05/15/15	3,978	4,013
12.25%,02/15/15	1,824	1,839
9.00%, 11/15/15 to 08/15/24	1,126,349	1,193,851
9.50%, 02/15/16 to 08/15/22	667,961	697,886
8.00%, 05/15/16 to 12/15/21	680,147	714,762
8.50%, 02/20/17	2,553	2,850
7.00%, 08/15/22 to 01/15/29	612,803	729,253
6.50%, 04/15/26 to 11/15/28	332,811	392,374
6.00%, 01/15/28 to 04/20/29	1,250,598	1,425,183
5.50%, 05/15/33 to 10/15/34	2,674,043	2,992,995
Pass Through Ctfs., TBA, 3.50%, 10/01/42(b)(c)	4,500,000	4,923,281

		13,078,287

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $676,501,612)		691,655,036

Asset-Backed Securities–25.67%
ARI Fleet Lease Trust, Series 2012-A, Class A, Floating Rate Pass Through Ctfs., 0.77%, 03/15/20(a)(d)	4,167,277	4,168,573
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.66%, 06/25/45(a)	2,542,525	2,537,850
BAMLL-DB Trust, Series 2012-OSI, Class A2FX, Pass Through Ctfs., 3.35%, 04/13/29(d)	4,997,674	5,220,178
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-1, Class A4, Variable Rate Pass Through Ctfs., 5.07%, 11/10/42(a)	775,000	792,501
BCAP LLC Trust, Series 2012-RR6, Class 4A3, Floating Rate Pass Through Ctfs., 0.47%, 12/26/35(a)(d)	5,660,162	5,280,931

	Principal Amount	Value
Asset-Backed Securities –(continued)
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AJ, Variable Rate Pass Through Ctfs., 5.17%, 02/11/41(a)	$3,050,000	$3,107,332
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.45%, 03/11/39(a)	3,347,000	3,812,670
Bear Stearns Mortgage Funding Trust, Series 2006-AR2, Class 1A1, Floating Rate Pass Through Ctfs., 0.42%, 09/25/46(a)	159,939	93,165
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.52%, 08/25/34(a)	1,167,550	1,156,819
Series 2009-12, Class 5A1, Pass Through Ctfs., 5.50%, 07/25/37(d)	6,604,821	6,902,038
Series 2012-6, Class 2A1, Variable Rate Pass Through Ctfs., 2.76%, 08/25/36(a)(d)	4,718,972	4,819,555
Commercial Mortgage Asset Trust, Series 1999-C1, Class A4, Variable Rate Pass Through Ctfs., 6.98%, 01/17/32(a)	2,945,767	3,001,062
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.76%, 02/25/35(a)	979,492	893,784
Credit Suisse Mortgage Capital Ctfs., Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 12/22/10; Cost $674,090)(d)	654,456	692,522
Discover Card Master Trust, Series 2012-A6, Class A6,, Pass Through Ctfs., 1.67%, 01/18/22	5,000,000	5,018,287
Fannie Mae-Aces, Series 2012-M11, Class FA, Floating Rate Pass Through Ctfs., 0.74%, 08/25/19(a)	7,002,001	7,091,196
First Horizon Asset Securities Inc., Series 2005-4, Class 1A5, Pass Through Ctfs., 5.50%, 06/25/21	8,973,179	9,243,796
Fontainebleau Miami Beach Trust, Series 2012, Class A, Pass Through Ctfs., 2.89%, 05/05/27(d)	5,000,000	5,217,652
Series 2012, Class B, Pass Through Ctfs., 3.88%, 05/05/27(d)	2,000,000	2,130,580
GE Capital Commercial Mortgage Corp., Series 2012-5A, Class A, Pass Through Ctfs., 4.89%, 03/10/40	800,000	842,097

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value
Asset-Backed Securities–(continued)
Golden Credit Card Trust (Canada), Series 2012-5A, Class A, Pass Through Ctfs., 0.79%, 09/15/17(d)	$5,000,000	$4,999,462
Series 2012-2A, Class A1, Pass Through Ctfs., 1.77%, 01/15/19(d)	5,000,000	5,151,953
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, Variable Rate Pass Through Ctfs., 5.55%, 04/10/38(a)	1,830,000	2,083,225
Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(d)	6,198,000	6,634,981
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class ASB, Variable Rate Pass Through Ctfs., 5.51%, 12/12/44(a)	120,676	128,676
Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	2,200,000	2,526,244
JP Morgan Re-REMICs, Series 2009-7, Class 5A1, Variable Rate Pass Through Ctfs., 6.00%, 02/27/37 (Acquired 08/23/11; Cost $2,061,789) (a)(d)	2,021,361	2,074,752
La Hipotecaria S.A. de C.V. (Panama), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.25%, 09/08/39 (Acquired 11/05/10-06/25/12; Cost $12,339,514) (a)(d)	11,926,843	12,437,461
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, Variable Rate Pass Through Ctfs., 5.89%, 06/15/38(a)	5,000,000	5,453,372
Luminent Mortgage Trust, Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.46%, 04/25/36(a)	128,284	70,168
MLCC Mortgage Investors, Inc., Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 0.91%, 04/25/29(a)	415,854	392,198
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.68%, 03/25/30(a)	2,716,351	2,678,406
Morgan Stanley Capital I, Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(a)	2,615,000	2,732,984
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, Floating Rate Pass Through Ctfs., 2.60%, 07/26/45 (Acquired 01/31/11; Cost $4,301,797) (a)(d)	4,317,990	4,432,626
Residential Accredit Loans, Inc., Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.49%, 02/25/46(a)	83,965	38,746

	Principal Amount	Value
Asset-Backed Securities–(continued)
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, Floating Rate Pass Through Ctfs., 2.87%, 01/25/42(a)	$4,336,420	$4,441,121
Series 2012-2, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/42(a)	4,615,557	4,890,695
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.52%, 09/25/34(a)	1,017,977	820,602
Series 2004-6, Class 3A2, Floating Rate Pass Through Ctfs., 2.77%, 06/25/34(a)	6,382,721	6,400,197
Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.45%, 05/25/45(a)	2,503,642	1,803,767
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A3, Pass Through Ctfs., 4.79%, 04/15/42	2,571,243	2,652,417
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(a)	1,254,000	1,323,379

Total Asset-Backed Securities (Cost $141,643,062)		146,190,020

U.S. Treasury Notes–1.60%
3.25%, 12/31/16(e)	1,000,000	1,115,625
0.50%, 07/31/17	8,000,000	7,962,500

Total U.S. Treasury Securities (Cost $8,895,396)		9,078,125

	Shares
Money Market Funds–1.80%
Liquid Assets Portfolio –Institutional Class(f)	5,134,385	5,134,385
Premier Portfolio –Institutional Class(f)	5,134,385	5,134,385

Total Money Market Funds (Cost $10,268,770)		10,268,770

TOTAL INVESTMENTS–150.53% (Cost $837,308,840)		857,191,951

OTHER ASSETS LESS LIABILITIES–(50.53)%		(287,733,865)

NET ASSETS–100.00%		$569,458,086

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

Investment Abbreviations:

ARM	—	Adjustable-Rate Mortgage
BAL	—	Balloon
Ctfs.	—	Certificates
IO	—	Interest Only
REMIC	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separately Traded Registered Interest and Principal Security
TBA	—	To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2012.
(b)	Security purchased on a forward commitment basis.
(c)	This security is subject to dollar roll transactions. See Note 1C.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2012 was $70,163,264, which represented 12.32% of the Fund’s Net Assets.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco U.S. Mortgage Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Other Risks – The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

Invesco U.S. Mortgage Fund

F.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level	Level 2	Level 3	Total
Equity Securities	$10,268,770	$—	$—	$10,268,770
U.S. Government Sponsored Securities	—	691,655,036	—	691,655,036
U.S. Treasury Securities	—	9,078,125	—	9,078,125
Asset-Backed Securities	—	146,190,020	—	146,190,020

	10,268,770	846,923,181	—	857,191,951

Futures*	(317,889)	—	—	(317,889)

Total Investments	$9,950,881	$846,923,181	$—	$856,874,062

*	Unrealized appreciation (depreciation).

Invesco U.S. Mortgage Fund

NOTE 3 — Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of September 30, 2012:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Interest Rate Risk
Futures Contracts (a)	$26,183	$(344,072)

(a)	Includes cumulative appreciation (depreciation).

Effect of Derivative Instruments for the nine months ended September 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures*
Realized Gain (Loss)
Interest Rate Risk	$(2,825,886)
Change in Unrealized
Appreciation Interest Rate Risk	727,106

Total	$(2,098,780)

*	The average notional value of futures outstanding during the period was $125,828,747.

Open Futures Contracts

Short Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Ultra U.S. Treasury Bonds	13	December-2012	$(2,147,844)	$(90,840)
U.S. Treasury 2 Year Notes	158	December-2012	(34,843,937)	(15,144)
U.S. Treasury 5 Year Notes	350	December-2012	(43,621,485)	(118,313)
U.S. Treasury 10 Year Notes	179	December-2012	(23,893,703)	(119,775)
U.S. Treasury 30 Year Bonds	32	December-2012	(4,780,000)	26,183

Total				$(317,889)

Invesco U.S. Mortgage Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $2,875,007,049 and $2,872,851,212, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $27,879,313 and $39,160,942. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$21,829,649
Aggregate unrealized (depreciation) of investment securities	(2,142,490)

Net unrealized appreciation of investment securities	$19,687,159

Cost of investments for tax purposes is $837,504,792.

Invesco U.S. Mortgage Fund

Item 2. Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date:	November 29, 2012

By:	/s/ Sheri Morris
Sheri Morris Principal Financial Officer

Date:	November 29, 2012

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.